Convertible Preference Shares - Additional information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended		1 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2010 Series A Preferred Stock	Mar. 31, 2007 Series A Preferred Stock	Apr. 28, 2006 Series A Preferred Stock	Nov. 16, 2005 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2009 Series A Preferred Stock	Mar. 16, 2007 Series B Cumulative Convertible Redeemable Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Feb. 22, 2008 Series B Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Dec. 31, 2008 Series B Preferred Stock	Dec. 31, 2007 Series B Preferred Stock	Dec. 31, 2009 Series B Preferred Stock	Mar. 16, 2007 Series B Preferred Stock	Dec. 31, 2012 Series B Preferred Stock Minimum Employee
Preferred Stock [Line Items]
Issuance of convertible preference shares			13,468,012	64,983,166			84,440,020
Warrants to purchase preference shares, issued				16,835,017			84,440,020
Warrants, exercise price				0.1485			0.2961
Proceed from issuance of preference shares and warrants			$ 2,000	$ 9,650			$ 19,425		$ 24,500
Preference shares and warrants issued price per share			$ 0.1485	$ 0.1485			$ 0.2369
Fair value of warrants issued				673					4,341			3,665		2,246
Fair value of preference shares issued				8,977										17,179
Stock issued as a result of exercise of warrants		16,835,017							84,440,020
Proceeds from exercises of warrants		2,500
Preferred stock dividend rate per annum					8.00%
Liquidation distribution percentage of issue price					200.00%					150.00%
Liquidation value						3,747							67,497
Initial conversion ratio					1					1
Conversion of convertible shares to ordinary shares	95,286,195							168,880,040
Issuance cost							575		500
Change in fair value of warrants											$ 676	$ 1,419
Redemption price										100.00%
Annual rate of return										6.00%
Redemption occurrence, number of senior management members left employment															4